UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     November 10, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $81,140 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chem            COM              009158106      706    10307 SH       SOLE                     8557              1750
Amgen Corp                     COM              031162100     1034    17439 SH       SOLE                    15689              1750
BB&T Corp                      COM              054937107      344     9088 SH       SOLE                     9088
Catalyst Health Solutions, Inc COM              422211102      836    32010 SH       SOLE                    28210              3800
ChevronTexaco Corp             COM              166764100     1241    15051 SH       SOLE                    13051              2000
Cisco Systems                  COM              17275R102     1528    67727 SH       SOLE                    55177             12550
Coca Cola Co                   COM              191216100      991    18735 SH       SOLE                    16415              2320
Colgate-Palmolive              COM              194162103     1333    17691 SH       SOLE                    15251              2440
Comcast Corp New 'A'           COM              20030N101      956    48686 SH       SOLE                    37586             11100
Du Pont                        COM              263534109      920    22820 SH       SOLE                    18620              4200
Duke Energy Co                 COM              26441c105      726    41673 SH       SOLE                    31773              9900
Ebay                           COM              278642103      730    32630 SH       SOLE                    29280              3350
EMC Corp Mass                  COM              268648102      819    68464 SH       SOLE                    61364              7100
Emerson Electric               COM              291011104     1081    26491 SH       SOLE                    22791              3700
Exxon-Mobil                    COM              30231G102     2011    25900 SH       SOLE                    23692              2208
General Electric Co            COM              369604103      918    35986 SH       SOLE                    27286              8700
Home Depot Inc                 COM              437076102      758    29289 SH       SOLE                    25189              4100
Ingersoll-Rand Co              COM              G4776G101      832    26684 SH       SOLE                    21784              4900
Intel Corp                     COM              458140100     1120    59774 SH       SOLE                    51324              8450
iShares: MSCI EAFE             COM              464287465    10041   178341 SH       SOLE                   178341
iShares: Russell 2000          COM              464287655     3959    58216 SH       SOLE                    58216
iShares: Russell Midcap        COM              464287499     6263    76231 SH       SOLE                    76231
Jefferson Bancshares           COM              472375104      109    11646 SH       SOLE                    11646
Johnson & Johnson              COM              478160104     1351    19501 SH       SOLE                    15601              3900
McGraw Hill Inc                COM              580645109      596    18860 SH       SOLE                    16160              2700
Medtronic Inc                  COM              585055106      874    17437 SH       SOLE                    15437              2000
Microsoft                      COM              594918104     1546    57917 SH       SOLE                    48117              9800
Nabors Industries              COM              G6359F103      497    19955 SH       SOLE                    17755              2200
Oracle                         COM              68389X105     1174    57803 SH       SOLE                    49153              8650
Parker-Hannifin Corp           COM              701094104      882    16645 SH       SOLE                    14345              2300
Pepsico Inc                    COM              713448108     1256    17629 SH       SOLE                    15589              2040
Procter & Gamble               COM              742718109     1288    18484 SH       SOLE                    15764              2720
S&P 500 Depository Receipts    COM              78462f103    15202   131062 SH       SOLE                   130662               400
Schlumberger                   COM              806857108     1280    16390 SH       SOLE                    13590              2800
SPDR: S&P Energy               COM              81369Y506      565     8925 SH       SOLE                     5475              3450
SPDR: S&P Financial            COM              81369Y605     2851   143318 SH       SOLE                   125418             17900
SPDR: S&P Utilities            COM              81369Y886      418    12590 SH       SOLE                    10190              2400
Sprint Nextel Corp             COM              852061100      698   114414 SH       SOLE                    99625             14789
Target Corp                    COM              87612E106      966    19693 SH       SOLE                    16023              3670
Texas Instruments              COM              882508104      631    29369 SH       SOLE                    26219              3150
VG - Emerging Markets          COM              922042858     1450    41826 SH       SOLE                    41826
VG - Total US Stock Market     COM              922908769     5436    93149 SH       SOLE                    93149
Walgreen                       COM              931422109      942    30425 SH       SOLE                    25065              5360
Walt Disney Co                 COM              254687106     1070    34878 SH       SOLE                    28878              6000
Zimmer Hldg Inc                COM              98956p102      911    14108 SH       SOLE                    12508              1600